Lease Liability (Details) - Schedule of Lease Liability - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Lease Liability [Abstract]
Current Maturity	2024
Current Incremental borrowing rate	10.25%
Current lease liabilities	$ 19,831	$ 135,337
Non-current Maturity	2025
Non-current Incremental borrowing rate	10.25%
Non-current lease liabilities
Total lease liability	$ 19,831	$ 135,337